T. ROWE PRICE Blue Chip Growth Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.4%
COMMUNICATION SERVICES  15.8%
Entertainment  2.9%
Netflix (1) 1,469,596 1,370,442
Sea, ADR (1) 1,999,131 260,867
1,631,309
Interactive Media & Services  11.6%
Alphabet, Class A  4,069,661 629,333
Alphabet, Class C  20,377,753 3,183,616
Meta Platforms, Class A  4,781,538 2,755,887
6,568,836
Wireless Telecommunication Services  1.3%
T-Mobile U.S.  2,833,294 755,668
755,668
Total Communication Services 8,955,813
CONSUMER DISCRETIONARY  16.1%
Automobiles  2.2%
Tesla (1) 4,846,515 1,256,023
1,256,023
Broadline Retail  8.4%
Amazon.com (1) 24,906,180 4,738,650
4,738,650
Hotels, Restaurants & Leisure  2.3%
Booking Holdings  121,167 558,206
Chipotle Mexican Grill (1) 9,424,124 473,185
DoorDash, Class A (1) 1,441,333 263,432
1,294,823
Specialty Retail  3.1%
Carvana (1) 5,953,399 1,244,737
Ross Stores  1,889,025 241,399
TJX  2,209,354 269,099
1,755,235
Textiles, Apparel & Luxury Goods  0.1%
Lululemon Athletica (1) 292,596 82,822
82,822
Total Consumer Discretionary 9,127,553

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  1.2%
Food Products  0.3%
Mondelez International, Class A  2,148,571 145,781
145,781
Household Products  0.9%
Colgate-Palmolive  2,662,878 249,511
Procter & Gamble  1,495,105 254,796
504,307
Total Consumer Staples 650,088
ENERGY  0.2%
Energy Equipment & Services  0.2%
Schlumberger  2,965,522 123,959
Total Energy 123,959
FINANCIALS  10.3%
Capital Markets  1.7%
Charles Schwab  2,604,929 203,914
Goldman Sachs Group  465,207 254,138
Morgan Stanley  2,135,240 249,118
S&P Global  444,308 225,753
932,923
Financial Services  6.9%
Adyen (EUR) (1) 74,001 113,428
Fiserv (1) 719,458 158,878
Mastercard, Class A  2,821,214 1,546,364
Visa, Class A  5,960,581 2,088,945
3,907,615
Insurance  1.7%
Chubb  2,136,866 645,312
Marsh & McLennan  1,182,540 288,575
933,887
Total Financials 5,774,425
HEALTH CARE  8.9%
Health Care Equipment & Supplies  2.2%
Intuitive Surgical (1) 1,868,149 925,238
Stryker  889,516 331,123
1,256,361
Health Care Providers & Services  1.8%
Elevance Health  388,422 168,948

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  1,667,049 873,117
1,042,065
Life Sciences Tools & Services  1.3%
Danaher  1,798,137 368,618
Thermo Fisher Scientific  749,997 373,199
741,817
Pharmaceuticals  3.6%
AstraZeneca, ADR  224,806 16,523
Eli Lilly  2,425,649 2,003,368
Zoetis  64,256 10,580
2,030,471
Total Health Care 5,070,714
INDUSTRIALS & BUSINESS SERVICES  2.7%
Aerospace & Defense  1.2%
General Electric  2,379,248 476,207
TransDigm Group  126,083 174,409
650,616
Commercial Services & Supplies  0.3%
Cintas  702,043 144,291
Veralto  328,806 32,042
176,333
Electrical Equipment  0.3%
GE Vernova  482,276 147,229
147,229
Ground Transportation  0.3%
Old Dominion Freight Line  896,455 148,318
148,318
Industrial Conglomerates  0.6%
Roper Technologies  607,872 358,389
358,389
Total Industrials & Business Services 1,480,885
INFORMATION TECHNOLOGY  40.5%
Electronic Equipment, Instruments & Components  0.4%
TE Connectivity  1,551,521 219,261
219,261
IT Services  0.7%
Shopify, Class A (1) 4,415,850 421,625
421,625

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  14.5%
ASML Holding  710,321 470,680
Broadcom  6,802,021 1,138,862
Monolithic Power Systems  410,925 238,328
NVIDIA  55,612,249 6,027,256
Taiwan Semiconductor Manufacturing, ADR  1,452,356 241,091
Texas Instruments  428,834 77,062
8,193,279
Software  15.6%
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $99,123 (1)
(2)(3) 58,155 110,075
Confluent, Class A (1) 1,488,343 34,887
Crowdstrike Holdings, Class A (1) 480,377 169,371
Datadog, Class A (1) 653,348 64,819
Gusto, Acquisition Date: 10/4/21, Cost $32,574 (1)(2)(3) 1,131,497 27,416
Intuit  622,842 382,419
Microsoft  17,375,523 6,522,597
ServiceNow (1) 1,357,463 1,080,731
Synopsys (1) 1,034,311 443,564
8,835,879
Technology Hardware, Storage & Peripherals  9.3%
Apple  23,705,396 5,265,680
5,265,680
Total Information Technology 22,935,724
MATERIALS  0.9%
Chemicals  0.9%
Linde  513,584 239,145
Sherwin-Williams  685,202 239,266
Total Materials 478,411
UTILITIES  0.7%
Electric Utilities  0.7%
Constellation Energy  1,958,935 394,980
Total Utilities 394,980
Total Miscellaneous Common Stocks  0.1% (4) 26,912
Total Common Stocks (Cost $14,700,775) 55,019,464

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.4%
INFORMATION TECHNOLOGY  0.4%
Software  0.4%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $6,254 (1)(2)(3) 3,669 6,945
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $699 (1)(2)(3) 410 776
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $77 (1)(2)(3) 45 85
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $14 (1)(2)(3) 8 15
Databricks, Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(2)(3) 525,810 48,637
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $93,418 (1)(2)(3) 1,271,268 117,592
Databricks, Series I, Acquisition Date: 9/14/23, Cost $10,421 (1)
(2)(3) 141,790 13,116
Gusto, Series E, Acquisition Date: 7/13/21, Cost $46,366 (1)(2)
(3) 1,525,418 36,961
Total Information Technology 224,127
Total Convertible Preferred Stocks (Cost $188,336) 224,127
CORPORATE BONDS  0.3%
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (5)(6) 32,002,692 32,843
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (5)(6) 56,360,311 59,601
Carvana, 9.00%, 6/1/31, (14.00% PIK) (5)(6) 72,006,598 79,837
Total Corporate Bonds (Cost $144,577) 172,281
EQUITY MUTUAL FUNDS  1.4%
Total Miscellaneous Equity Mutual Funds  1.4% (4) 817,765
Total Equity Mutual Funds (Cost $819,981) 817,765
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 4.39% (7)(8) 312,647,653 312,648
Total Short-Term Investments (Cost $312,648) 312,648
Total Investments in Securities  100.1%
(Cost $16,166,317) $ 56,546,285
Other Assets Less Liabilities (0.1)% (62,934)
Net Assets 100.0% $ 56,483,351

T. ROWE PRICE Blue Chip Growth Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $361,618 and represents 0.6% of net assets.
(3) Level 3 in fair value hierarchy.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $172,281 and represents 0.3% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 3,926++
Totals $ —# $ — $ 3,926+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 339,765  ¤  ¤ $ 312,648
Total $ 312,648^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,926 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $312,648.

T. ROWE PRICE Blue Chip Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Blue Chip Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Blue Chip Growth Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Blue Chip Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F93-054Q1 03/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 54,768,545 $ 113,428 $ 137,491 $ 55,019,464
Convertible Preferred Stocks — — 224,127 224,127
Corporate Bonds — 172,281 — 172,281
Equity Mutual Funds 817,765 — — 817,765
Short-Term Investments 312,648 — — 312,648
Total $ 55,898,958 $ 285,709 $ 361,618 $ 56,546,285